Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares			12 Months Ended
	Sep. 11, 2024	Sep. 09, 2024	Aug. 31, 2025	May 31, 2026	Aug. 31, 2024	Apr. 12, 2024	Dec. 20, 2021	Dec. 16, 2021
Statement of Financial Position [Abstract]
Common stock, shares authorized			250,000,000	250,000,000	250,000,000			75,000,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued		25,685,591	27,180,631	27,180,631	25,685,591		101,779,323
Common stock, shares outstanding			27,180,631	27,180,631	25,685,591		101,779,323
Reverse stock split	1-for-4 reverse stock split	1:4 Reverse Stock Split	1:4 Reverse Stock Split, each 4 pre-split